JPMorgan High Yield Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan High Yield Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	8.62%	12.12%	(10.30%)	7.08%	3.00%	13.64%	(2.71%)	6.82%	14.00%	(4.59%)